Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	Syntax ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001580843
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 05, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 05, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2021
Syntax Stratified LargeCap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Syntax Stratified LargeCap ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified LargeCap Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track its performance to the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund invests substantially all, and at least 95% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy.

The Index, which was created by Syntax, LLC, an affiliate of the Fund’s investment adviser, is the Stratified WeightTM version, as described below, of the broad-based S&P 500 Index and holds the same constituents as the S&P 500 Index. The S&P 500 Index may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. Syntax’s Stratified WeightTM is the method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of the index constituent companies that share “Related Business Risks”. Related Business Risk occurs when two or more companies earnings are affected by the same fundamental drivers (e.g. the product/services the company makes/provides, the customers or end users the company sells to, or the inputs that it utilizes to make its product or service). The process of identifying, grouping, and diversifying across related business risk is called stratification. Under normal market conditions, the Index rebalances quarterly, on the third Friday of each quarter-ending month, and will typically include 500 components allocated across eight industry sectors defined by Syntax Indices: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Index is reconstituted at the time the S&P 500 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P 500 Index as of December 31, 2020 was between $4.20 billion and $2.23 trillion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Syntax’s Stratified Weight™ is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar related business risks. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to the business opportunities of an index. Compared to capitalization weighted indexes, the Stratified approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in all sectors during a market rally; capture a fuller range of market opportunities. The Fund may from time-to-time own securities that are not included in the Index and may hold securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund.

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Recently, the onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.  Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK:  Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Fund as of January 2, 2019 upon commencement of the ETF operations. The Fund’s performance information, from January 1, 2015 to the Fund’s commencement of operations, is that of the 500 Series of the Syntax Index Series LP, a privately offered account, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 500 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 500 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 500 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment adviser for the Fund was the investment adviser for the 500 Series for the entire period from January 1, 2015 until the Fund’s commencement of operations for which performance information is shown below. The 500 Series was reorganized into the Fund as of the date of the Fund’s commencement of operations as a tax-deferred conversion.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 500 Series. If the 500 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the 500 Series is net of all fees and expenses. The Fund may be subject to higher fees and expenses, which would negatively impact performance.

Consistent with the rules of the Index, the 500 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the 500 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituent securities under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Neither the 500 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

*	Performance from January 1, 2015 to the Fund’s commencement of operations on January 2, 2019 is that of the 500 Series of Syntax Index Series LP.

Highest Quarterly Return	Second Quarter 2020	20.47%
Lowest Quarterly Return	First Quarter 2020	-25.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/20)*
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

(Index returns reflect no deduction for fees, expenses or taxes)

*	Performance from January 1, 2015 to the Fund’s commencement of operations on January 2, 2019 is that of the 500 Series of Syntax Index Series LP.
**	The 500 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after tax performance information has not been provided.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified LargeCap ETF | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.40%
5 Years	rr_AverageAnnualReturnYear05	15.22%
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015
Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SSPY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	129
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 552
Annual Return 2015	rr_AnnualReturn2015	(1.44%)
Annual Return 2016	rr_AnnualReturn2016	14.11%
Annual Return 2017	rr_AnnualReturn2017	19.73%
Annual Return 2018	rr_AnnualReturn2018	(6.57%)
Annual Return 2019	rr_AnnualReturn2019	28.93%
Annual Return 2020	rr_AnnualReturn2020	12.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.31%)
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	13.04%
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015
Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.74%	[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[2]
Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.51%	[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015	[2]
Syntax Stratified MidCap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Syntax Stratified MIDCap ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified MidCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the Syntax Stratified MidCap Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track its performance to the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund invests substantially all, and at least 95%, of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 95% investment policy.

The Index, which was created by Syntax LLC, an affiliate of the Fund’s investment adviser, is the Stratified-Weight™ version, as described below, of the broad-based S&P MidCap 400 Index and holds the same constituents as the S&P MidCap 400 Index. The S&P MidCap 400 Index may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. Syntax’s Stratified Weight™ is the method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of the index constituent companies that share “Related Business Risks”. Related Business Risk occurs when two or more companies earnings are affected by the same fundamental drivers (e.g. the product/services the company makes/provides, the customers or end users the company sells to, or the inputs that it utilizes to make its product or service). The process of identifying, grouping, and diversifying across related business risk is called stratification. Under normal market conditions, the Index rebalances quarterly on the third Friday of each quarter-ending month and will typically include 400 components allocated across eight industry sectors defined by Syntax Indices: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Index is reconstituted at the time the S&P MidCap 400 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P MidCap 400 Index as of December 31, 2020 was between $1.48 billion and $22.63 billion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Syntax’s Stratified Weight™ is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar related business risks. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of an index. Compared to capitalization weighted indexes, the Stratified approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in all sectors during a market rally; capture a fuller range of market opportunities. The Fund may from time to time own securities that are not included in the Index and may hold securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund.

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Recently, the onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon taking an exit in a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of shares and their underlying value.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIMITED OPERATING HISTORY RISK: The Fund has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance. A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Fund as of January 16, 2020 upon commencement of the ETF operations. The Fund’s performance information, from January 1, 2015 to the Fund’s commencement of operations is that of the 400 Series of the Syntax Index Series LP, a privately offered account, which was the predecessor of the Fund.

The returns were calculated using the methodology the SEC requires of registered funds. However, since the 400 Series did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. Neither the 400 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com.

The 400 Series had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund, which means that it also complied with the investment guidelines and restrictions of the Index. The investment adviser for the Fund was the investment adviser for the 400 Series for the entire period from January 1, 2015 until the Fund’s commencement of operations for which performance information is shown below. The 400 Series was reorganized into the Fund as of the date of the Fund’s commencement of operations as a tax-deferred conversion.

As a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the 400 Series. If the 400 Series had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.

The performance information of the 400 Series is net of all fees and expenses. The Fund may be subject to higher fees and expenses, which would negatively impact performance.

Consistent with the rules of the Index, the 400 Series held, and the Fund holds, underlying securities that coincide with the securities chosen by the Index in appropriate pre-set weights. Trading in securities undertaken for the 400 Series by the Fund’s portfolio manager during the prior privately offered investment period, was the addition or deletion of portfolio securities made in order to track the constituents securities under the same criteria as those of the Index during the quarterly constituent selection process. Rebalancing and tracking, quarterly, of the underlying securities into the pre-set weights during the privately offered period were also executed as determined by the Fund’s Index as contemplated by both the Fund’s investment strategies and the Index that the Fund is designed to track.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how its average annual returns for certain time periods compare with the average annual returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Neither the 400 Series nor the Fund’s past performance (before and after taxes) is necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

*	Performance from January 1, 2015 to the Fund’s commencement of operations on January 16, 2020 is that of the 400 Series of Syntax Index Series LP.

Highest Quarterly Return	Second Quarter 2020	27.69%
Lowest Quarterly Return	First Quarter 2020	-29.77%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending 12/31/20)*
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

(Index returns reflect no deduction for fees, expenses or taxes)

*	Performance from January 1, 2015 to the Fund’s commencement of operations on January 16, 2020 is that of the 400 Series of Syntax Index Series LP.
**	The 400 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after-tax performance have not been provided.

The after-tax returns presented in the table above are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

Syntax Stratified MidCap ETF | S&P MidCap 400 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.66%
5 Years	rr_AverageAnnualReturnYear05	12.35%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2015
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMDY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	134
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 557
Annual Return 2015	rr_AnnualReturn2015	(4.12%)
Annual Return 2016	rr_AnnualReturn2016	19.25%
Annual Return 2017	rr_AnnualReturn2017	14.82%
Annual Return 2018	rr_AnnualReturn2018	(7.58%)
Annual Return 2019	rr_AnnualReturn2019	23.35%
Annual Return 2020	rr_AnnualReturn2020	17.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.77%)
1 Year	rr_AverageAnnualReturnYear01	17.22%
5 Years	rr_AverageAnnualReturnYear05	12.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.95%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Syntax Stratified MidCap ETF | Syntax Stratified MidCap ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.34%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Syntax Stratified SmallCap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Syntax Stratified SMALLCAP ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified SmallCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified SmallCap Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track its performance to the Index. The Fund employs a replication strategy, which means that the Fund typically invests in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund invests substantially all, and at least 80% of its total assets in the securities comprising the Index. The Fund will provide shareholders with at least 60 days notice prior to any material change in this 80% investment policy.

The Index, which was created by Syntax LLC, an affiliate of the Fund’s investment adviser, is the Stratified WeightTM version, as described below, of the broad-based S&P SmallCap 600 Index and holds the same constituents as the S&P SmallCap 600 Index. Although the S&P SmallCap 600 Index seeks to measure the small cap segment of the US equity market, it may include some constituent stocks of companies that may be considered small, medium and large capitalization companies. Syntax’s Stratified WeightTM is the method by which Syntax diversifies its indices by hierarchically grouping and distributing the weight of the index constituent companies that share “Related Business Risks”. Related Business Risk occurs when two or more companies earnings are affected by the same fundamental drivers (e.g. the product/ services the company makes/provides, the customers or end users the company sells to, or the inputs that it utilizes to make its product or service). The process of identifying, grouping, and diversifying across related business risk is called stratification. Under normal market conditions, the Index rebalances quarterly, on the third Friday of each quarter-ending month, and will typically include 600 components allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Index is reconstituted at the time the S&P SmallCap 600 Index does the same, which is conducted on an ongoing basis. The market capitalization of companies in the S&P SmallCap 600 Index as of December 31, 2020 was between $146 million and $6.95 billion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Syntax’s Stratified Weight™ is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar related business risks. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of an index. Compared to capitalization weighted indexes, the Stratified approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in all sectors during a market rally; capture a fuller range of market opportunities. The Fund may from time to time own securities that are not included in the Index and may hold securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund.

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Recently, the onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

PASSIVE STRATEGY/INDEX RISK: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants to seek to make a liquid, efficient market in the Fund, investors in the Fund may incur fees and losses, including, but not limited to, upon taking an exit in a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of shares and their underlying value.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

TRACKING ERROR RISK: The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

LIMITED OPERATING HISTORY RISK: The Fund has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level; it may also cause the Fund to liquidate.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has a limited operating history and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has a limited operating history and does not yet have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Syntax Stratified SmallCap ETF | Syntax Stratified SmallCap ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SSLY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	139
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 562
Syntax Stratified U.S. Total Market
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SYNTAX STRATIFIED U.S. TOTAL MARKET ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified U.S. Total Market ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turn over” its portfolios). A higher portfolio turnover rate for the Fund may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the date of this Prospectus, the Fund has a limited operating history and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks Stratified-WeightTM exposure to the securities in the S&P Composite 1500 Index (the “1500 Index”) through active investments in ETFs or underlying securities. The Fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”).

Syntax’s Stratified Weight™ is designed to correct for business risk concentrations that regularly occur in capitalization-weighted indices and equal-weighted indices. Capitalization weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar related business risks. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to all of the business opportunities of a benchmark. The methodology by which Syntax diversifies weight across these fixed groups is called Stratified Weight. Compared to capitalization weighted indexes, the Stratified approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in all sectors during a market rally; capture a fuller range of market opportunities. The Adviser diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of an index. The methodology by which the Adviser diversifies weight across these fixed groups is called Stratified Weight.

The targeted Underlying Funds and/or the Securities will comprise the Syntax® Stratified LargeCap ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified LargeCap Index. SSPY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500 Index. SSPY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. By doing this, SSPY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified MidCap Index. SMDY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified SmallCap Index. The fund utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Fund, at the Adviser’s discretion, may from time-to-time own securities that are not included in the 1500 Index and may hold the securities that are not in a stratified weight exposure if the Adviser deems it in the interest of the Fund. The market capitalization of companies in the 1500 Index as of December 31, 2020 was between $146 million and $2.23 trillion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

Under normal circumstances, the Adviser expects to allocate the assets of the Funds among the LargeCap, MidCap and SmallCap in exposures approximate to their exposures in the Syntax U.S. Total Market Index, which are derived from their relative capitalization weighted exposures in the 1500 Index. Based on historical averages, the Adviser expects these exposures to be between 70% and 96% to the Syntax Underlying Funds or constituents representing S&P 500 Index (large capitalization) universe exposure, between 3% and 20% to the Syntax Underlying Funds or constituents representing S&P MidCap 400 Index (mid capitalization) universe exposure, and between 1% and 10% to the Syntax Underlying Funds or constituents that represent S&P SmallCap 600 Index (small capitalization) universe exposure. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are not in their relative positions in the Syntax U.S. Total Market Index or 1500 Index if the Adviser deems it in the best interest of the Fund. The Fund has a policy that under normal circumstances, it will invest at least 80% of holdings in companies that represent U.S. total market exposure as per the investment objective. There is no guarantee that the weights of the individual ETFs will be in the above ranges.

Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this investment policy.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. The Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve each Syntax Underlying Fund’s investment objective. The Fund may underperform the 1500 Index.

The Fund anticipates income from dividend payments made by ETFs and individual securities via the Syntax Underlying Funds or Securities.

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the Syntax Stratified Weight methodology.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Recently, the onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MANAGEMENT RISK: The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. As an active fund and pursuant to the trust’s custom basket rules, the Fund, at the Adviser’s discretion, may, from time to time, own its securities in exposures and weights that are not in their relative Stratified Weight exposures outlined in the Principal Strategy if the Adviser deems it in the interest of the Fund. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results.

PASSIVE STRATEGY/INDEX RISK OF THE UNDERLYING FUNDS: The Fund may invest in Syntax Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Syntax Underlying Funds are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Syntax Underlying Fund's return to be lower than if the Fund employed an active strategy. There is no guarantee that the Syntax Underlying Fund’s investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid- sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

SEEDING RISK. Contributions-in-kind may qualify for nonrecognition treatment to the contributing parties under Section 351 of the Internal Revenue Code, which would have corresponding consequences for the tax basis to the Fund in those contributed securities. There can be no assurances regarding the value or tax basis of the contributions in kind, which could result in a negative effect on after-tax returns to investors seeding the Fund and Underlying Funds, and/or other investors in the Fund. Additionally, the Fund makes no representations as to whether any of such contributions-in-kind qualify for Section 351 treatment, or as to any ancillary tax consequences. Such investors are urged to consult their own tax advisors.

ACTIVE MANAGEMENT RISK: The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful and the Fund may underperform the 1500 Index.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to Fund Shares trading at a premium or discount to net asset value (“NAV”). Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon taking an exiting a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of shares and their underlying value.

NEW FUND RISK: The Fund is a new Fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level, nor can there be assurance regarding Fund performance; either factor may also cause the Fund to liquidate.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not yet have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Syntax Stratified U.S. Total Market | Syntax Stratified U.S. Total Market Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SYUS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 264
Syntax Stratified U.S. Total Market Hedged ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SYNTAX STRATIFIED U.S. TOTAL MARKET HEDGED ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified U.S. Total Market Hedged ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) over a full market cycle by investing in exchange-traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turn over” its portfolios). A higher portfolio turnover rate for the Fund may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks Stratified WeightTM exposure to U.S. total market, principally through the securities in the 1500 Index, through active investments in ETFs, or underlying securities. The Fund seeks to achieve its investment objective by investing in Syntax Stratified Weight ETFs (each a “Syntax Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”) or by investing in U.S. equity securities using the Stratified Weight methodology (“Securities”). The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s equity investments and its hedging strategy is called the “Stratified Defined Risk Strategy”.  In order to accomplish the Fund’s hedging strategy, the Options Sub-Adviser utilizes a put options hedging strategy to hedge some of the Fund’s equity exposure. The put strategy is executed using mostly exchange-traded S&P 500 Index put options that have an inverse relationship to the S&P 500 Index. To seek to generate additional returns or hedge, the Options Sub-Adviser also buys and sells shorter-term (generally 1-3 month) put and call options on equity indices, and engages in various longer-term (12-24 month) spread option strategies.

Syntax’s Stratified Weight™ is designed to correct for business risk concentrations that regularly occur in cap-weighted indices and equal-weighted indices. Cap weighting can cause an investor’s ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar related business risks. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of a benchmark. The methodology by which Syntax diversifies weight across these fixed groups is called Stratified Weight. Compared to capitalization weighted indexes, the Stratified approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in all sectors during a market rally; capture a fuller range of market opportunities. The equity assets in the Fund are managed by Vantage Consulting Group (the “Equity Sub-Adviser”) and the options investments in the Fund are managed by Swan Global Investments, LLC (the “Options Sub-Adviser”).

The targeted Underlying Funds and/or the Securities for the Stratified Weight equity strategy will comprise the Syntax® Stratified LargeCap ETF or Syntax® Stratified LargeCap II ETF, the Syntax® Stratified MidCap ETF, and the Syntax® Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology. The terms “LargeCap”, “MidCap”, and “SmallCap” refer to companies with relatively higher, more moderate, and lower market value, respectively.

The Syntax® Stratified LargeCap ETF (ticker: SSPY) reweights the constituents of the S&P 500® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified LargeCap Index. SSPY utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P 500. SSPY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified LargeCap Index. By doing this, SSPY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified MidCap ETF (ticker: SMDY) reweights the constituents of the S&P MidCap 400® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified MidCap Index. SMDY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P MidCap 400 Index. SMDY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified MidCap Index. By doing this, SMDY addresses the related business risk concentrations that occur in capitalization-weighted indices.

The Syntax® Stratified SmallCap ETF (ticker: SSLY) reweights the constituents of the S&P SmallCap 600® Index and seeks to track, before fees and expenses, the total return performance of the Syntax Stratified SmallCap Index. SSLY utilizes Syntax's Stratified Weight™ methodology to spread exposure more evenly across the business risks in the S&P SmallCap 600 Index. SSLY’s goal is to deliver a return that is representative of all the business opportunities in the Syntax Stratified SmallCap Index. By doing this, SSLY addresses the related business risk concentrations that occur in capitalization-weighted indices.

Under normal circumstances, the Adviser expects to allocate the equity assets of the Fund among the LargeCap. MidCap and SmallCap in exposures approximate to their exposures in the Syntax U.S. Total Market Index, which are derived from their relative capitalization weighted exposures in the S&P Composite 1500 Index. Based on historical averages the Adviser expects these exposures in the equity portion of the Fund’s portfolio to be between 70% and 96% to the Syntax Underlying Funds or constituents representing S&P 500 (large capitalization) universe exposure, between 3% and 20% to the Syntax Underlying Funds or constituents representing S&P MidCap 400 (mid capitalization) universe exposure, and between 1% and 10% to the Syntax Underlying Funds or constituents that represent S&P SmallCap 600 (small capitalization) universe exposure. The Syntax U.S. Total Market Index is reconstituted annually. The Fund, at the Adviser’s discretion, may, from time to time, own these exposures in weights that are not in their relative positions in the Syntax U.S. Total Market Index or S&P 1500 if the Adviser deems it in the interest of the Fund. The Fund has a policy that under normal circumstances, it will invest at least 80% of holdings in companies that represent U.S. total market exposure as per the investment objective. There is no guarantee that the weights of the individual ETFs will be in the above ranges.

Under normal market conditions, the referent indices for each of the Syntax Underlying Funds rebalance quarterly, on the third Friday of each quarter-ending month, and include components allocated across eight industry sectors: consumer, energy, financials, food, healthcare, industrials, information, and information tools. The Fund will allocate across the Syntax Underlying Funds through the methodology described above.

The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this investment policy.

The Fund is actively managed, and the weighting of the Syntax Underlying Funds or the weighting of the Securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who is responsible for setting the periodic allocation of the Fund across its large, mid, and small cap exposure. The Syntax Underlying Funds use a “passive”, or indexing, approach to try to achieve each Syntax Underlying Fund’s investment objective. The Fund may underperform the 1500 Index.

The Fund anticipates income from dividend payments made by ETFs and individual securities via the Syntax Underlying Funds or Securities.

The Adviser may, from time to time, allocate to other Syntax Stratified Weight ETFs that use active and/or passive strategies as applied to comparable U.S. equity investment universes.

Please see the Additional Strategies Information section of the Fund’s prospectus for more information on the Syntax Stratified Weight methodology.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

LEVERAGING RISK: The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Recently, onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV- has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

STRATEGY RISK OF UNDERLYING FUNDS: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

OPTIONS RISK: Purchased put options may expire worthless and may have imperfect correlation to the value of the Fund’s sector-based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.

OPTIONS BASIS RISK: The Fund’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underling Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create options basis risk.

DERIVATIVES RISK: The Fund invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund or the Syntax Underlying Funds may change quickly and without warning and you may lose money.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MANAGEMENT RISK: The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. As an active fund and pursuant to the trust’s custom basket rules, the Fund, at the Adviser’s discretion, may, from time to time, own its securities in exposures and weights that are not in their relative Stratified Weight exposures outlined in the Principal Strategy if the Adviser deems it in the interest of the Fund. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results. The Options Sub-Adviser’s dependence on its DRS process and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

PASSIVE STRATEGY/INDEX RISK OF CERTAIN UNDERLYING FUNDS: The Fund may invest in Underlying Funds or Securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because each Underlying Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy. There is no guarantee that each Underlying Fund’s investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions, the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, are more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

ACTIVE MANAGEMENT RISK: The Fund, as well as certain Underlying Funds, are actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful and the Funds may underperform their benchmark indices.

MARKET TRADING RISK: The Fund is a new Fund and faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to Fund Shares trading at a premium or discount to net asset value (“NAV”). Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. Certain investments may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them; the Fund itself may also lack sufficient liquidity. There can be no guarantee that an investor will be able to enter or exit a desired position efficiently or promptly. While the Adviser has engaged with Authorized Participants to seek to make a liquid, efficient market in the Fund, investors in the fund may incur fees and losses, including, but not limited to, upon taking an exit in a position, in the event that the Fund or its underlying constituents are not highly liquid. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This could lead to differences between the market prices of shares and their underlying value.

NEW FUND RISK: The Fund is a new Fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may cause it to experience greater tracking error to the Index than it otherwise would at a higher asset level, nor can there be assurance regarding Fund performance; either factor may also cause the Fund to liquidate.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not yet have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Syntax Stratified U.S. Total Market Hedged ETF | Syntax Stratified U.S. Total Market Hedged ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SHUS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 348
Syntax Stratified LargeCap II ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SYNTAX STRATIFIED LARGECAP II ETF
Objective [Heading]	rr_ObjectiveHeading	OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Syntax Stratified LargeCap II ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P 500® Index (“S&P 500”) by investing in securities that provide U.S. large capitalization (“large cap”) equity market exposure.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions and other fees to financial intermediaries you may pay on purchases and sales of Fund Shares.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. Only the Year 1 dollar amount shown below reflects the Adviser’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks Stratified WeightTM exposure, as described below, to the securities in the U.S. large cap equity market, principally the S&P 500 Index, through active investments. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers that have similar economic characteristics to such securities. The fund utilizes Syntax’s Stratified Weight™ methodology to spread exposure more evenly across the business risks in large-cap U.S. securities.

Syntax's Stratified Weight™ is designed to correct for business risk concentrations that regularly occur in capitalization-weighted and equal- weighted indices and funds. Capitalization weighting can cause an investor's ownership to accumulate in the largest, most momentum-driven companies and industries, while equal weighting may cause an investor’s ownership to accumulate in industries with large groups of companies with similar related business risks. Instead of concentrating in the largest companies or the most represented industries, Syntax diversifies (or stratifies) index or fund weight across a fixed number of business risk groups in a manner designed to provide a diversified exposure to of all the business opportunities of an index. Compared to capitalization weighted indexes, the Stratified approach may provide the following potential advantages: reduce the negative impact of a significant correction in an overweight sector; increase the chance of participating in all sectors during a market rally; capture a fuller range of market opportunities.

Syntax’s Stratified WeightTM is the method by which Syntax diversifies by hierarchically grouping and distributing the weight of the index constituent companies that share “Related Business Risks.” Related Business Risk occurs when two or more companies' earnings are affected by the same fundamental drivers (e.g. the product services the company makes provides, the customers or end users the company sells to, or the inputs that it utilizes to make its product or service). The process of identifying, grouping, and diversifying across related business risk is called stratification. The market capitalization of companies in the S&P 500 Index as of December 31, 2020 was between $4.2 billion and $2.32 trillion. The assets in the Fund are managed by Vantage Consulting Group (the “Sub-Adviser”).

The Fund, at the Adviser's discretion, may from time to time own securities that are not included in the S&P 500 Index and/or may hold securities that are not in a Stratified Weight exposure if the Adviser deems it in the interest of the Fund.

The Fund is actively managed, and the weighting of the underlying securities is expected to shift over time, based on the outlook of the Adviser and Sub-Adviser who are responsible for directing the investments of the Fund.

Please see the Additional Strategies Information section of the Fund's prospectus for more information on the methodology of the Adviser.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.

MARKET RISK: Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.

MARKET DISRUPTION RISK: Recently, the onset of an infectious respiratory disease called COVID-19, caused by a novel coronavirus known as SARS-CoV-2 has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar pandemics and epidemics in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.  Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

STRATEGY RISK: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.

SEEDING RISK. Contributions-in-kind may qualify for nonrecognition treatment to the contributing parties under Section 351 of the Internal Revenue Code, which would have corresponding consequences for the tax basis to the Fund in those contributed securities. There can be no assurances regarding the value or tax basis of the contributions in kind, which could result in a negative effect on after-tax returns to investors seeding the Fund and Underlying Funds, and/or other investors in the Fund. Additionally, the Fund makes no representations as to whether any of such contributions-in-kind qualify for Section 351 treatment, or as to any ancillary tax consequences. Such investors are urged to consult their own tax advisors.

EQUITY SECURITIES RISK: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

MANAGEMENT RISK: The Fund’s dependence on stratification and judgments about the attractiveness, value and potential appreciation of particular investments or ETFs in which the Fund invests may prove to be incorrect and may not produce the desired results. As an active fund and pursuant to the trust’s custom basket rules, the Fund, at the Adviser’s discretion, may, from time to time, own its securities in exposures and weights that are not in their relative Stratified Weight exposures outlined in the Principal Strategy if the Adviser deems it in the interest of the Fund. During these periods, the performance of the Fund may deviate from what would be expected from the Stratified Weight exposures and may not produce the desired results.

ACTIVE MANAGEMENT RISK: The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful, and the Fund may underperform the S&P 500 Index due to active management decisions or other reasons.

LARGE-CAPITALIZATION SECURITIES RISK: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.

SMALL- AND MID-CAPITALIZATION SECURITIES RISK: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

MARKET TRADING RISK: The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.

NEW FUND RISK: The Fund is a new Fund. As a new Fund, there can be no assurance that it will grow to or maintain an economically viable size, which may make it more difficult to achieve its investment objective than it otherwise would at a higher asset level, nor can there be assurance regarding Fund performance; either factor may also cause the Fund to liquidate.

AUTHORIZED PARTICIPANTS RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, Shares may trade at a material discount to NAV and possibly face trading halts or delisting.

Risk Lose Money [Text]	rr_RiskLoseMoney	Fund Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information, which will be available by calling (866) 972-4492 or visiting our website at www.SyntaxAdvisors.com, will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not yet have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 972-4492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.SyntaxAdvisors.com
Syntax Stratified LargeCap II ETF | Syntax Stratified LargeCap II ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPYS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 129

[1]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2022 to ensure that Total Annual Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.
[2]	The 500 Series was an unregistered limited partnership that did not qualify as a registered investment company for federal income tax purposes and did not pay dividends or distributions. Due to this different tax treatment, the Five Years and Since Inception after tax performance information has not been provided.
[3]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2022 to ensure that Total Annual Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.35%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.
[4]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2022 to ensure that Total Annual Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.40%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.
[5]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[6]	The Fund may incur “Acquired Fund Fees and Expenses.” The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. Syntax Advisors, LLC, the investment adviser to the Fund, has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust or funds advised or sub-advised by Vantage Consulting Group Inc., the equity sub-adviser, or Swan Global Investments, LLC, the options sub-adviser, as each is defined below, through May 1, 2022. Acquired fund fees and expenses are based on estimates for the current fiscal year.
[7]

Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees until at least May 1, 2022 to ensure that Total Annual Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (iv) expenses associated with shareholder meetings, (v) compensation and expenses of the Independent Trustees, (vi) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (viii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (ix) extraordinary expenses of the Fund) do not exceed 0.65%.

The Adviser to the Fund has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses of the Adviser’s underlying ETFs, if any, attributable to the Fund in other series of the Trust through May 1, 2022. The contractual waiver and expense reimbursement may be terminated only upon written agreement of the Trust and Adviser. You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which may not be reflected in the Example Fee Table above. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if, such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (i) the expense cap in place at the time such amounts were waived; or (ii) the current expense cap noted above. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees. If the Adviser decides to terminate the fee waiver agreement, it will provide written notice on the Fund’s website at least 60 calendar days in advance of the termination date.

[8]	Other expenses have been estimated for the current fiscal year. Actual expenses may be different.
[9]	Syntax Advisors, LLC (the “Adviser”) has contractually agreed to waive its fees and/or absorb expenses of the Fund until at least May 1, 2022 to ensure that Total Annual Operating Expenses (except any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the day on which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense cap in place at the time such amounts were waived; and (ii) the Fund’s current expense cap. These arrangements cannot be terminated prior to one year from the effective date of this prospectus without the approval of the Board of Trustees.